SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) - USD ($)		Mar. 31, 2024		Sep. 30, 2023		Mar. 31, 2023	Sep. 30, 2022		Sep. 30, 2021	Oct. 01, 2020	Sep. 30, 2020
CURRENT ASSETS
Cash		$ 717,879		$ 112,751			$ 840,861
Acquisition deposit		1,000,000		1,000,000			1,000,000
Prepaid expenses and other current assets				2,355,293			277,509
TOTAL CURRENT ASSETS		28,261,819		24,183,464			14,716,787
NON-CURRENT ASSETS
TOTAL ASSETS		50,079,925		46,556,136			37,256,849
LIABILITIES AND EQUITY
LIABILITIES		12,762,083		10,574,303			7,164,353
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares, ($0.001 par value, 270,000,000 shares authorized, 1,413,867 and 1,173,867 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively)		1,414	[1]	1,174	[1],[2]		840	[2]
Retained earnings		18,693,477		18,703,996			14,676,769
Accumulated other comprehensive income		(3,470,975)		(3,681,445)			(2,631,171)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY		36,694,439		35,484,652			29,562,004
TOTAL LIABILITIES AND EQUITY		50,079,925		46,556,136			37,256,849
Short-term investments				65
Accounts receivable, net		8,108,271		4,602,466			6,784,307
Inventories, net		1,437,180		987,287			1,722,120
Advance to suppliers, net		15,414,883		15,117,191			4,091,990
Property, plant and equipment, net		20,613,211		21,064,043			21,624,437
Intangible assets, net		992,544		995,227			366,167
Right-of-use lease assets, net		199,679		312,067			546,690			$ 200,000
Deferred tax assets, net		12,672		1,335			2,768
CURRENT LIABILITIES
Short-term loans		4,617,414		2,509,890			2,424,587
Current portion of long-term loans		473,111		419,610			2,135,979
Accounts payable		1,284,816		1,404,937			214,585
Due to related parties		188,640		83,380
Taxes payable		2,523,163		2,718,687			1,239,708
Deferred revenue		497,937		106,514			188,745		$ 1,096,101
Accrued expenses and other current liabilities		1,797,826		2,140,900			114,431
Operating lease liability, current		202,552		227,297			230,182
TOTAL CURRENT LIABILITIES		11,585,459		9,611,215			6,647,338
Long-term loans		1,176,624		871,368			189,813
Operating lease liability, noncurrent				91,720			327,202
TOTAL LIABILITIES		12,762,083		10,574,303			7,164,353
Additional paid in capital		19,097,652		18,088,056			15,711,450
Statutory reserve		2,372,871		2,372,871			1,804,116
Non-controlling interest		623,403		497,181			530,492
TOTAL SHAREHOLDERS’ EQUITY		37,317,842		35,981,833		$ 35,501,771	30,092,496		$ 26,534,749		$ 11,023,009
Related Party [Member]
CURRENT ASSETS
Due from subsidiaries				8,411
EQUITY
Accounts receivable, net				3,500,000
Prepaid expenses and other current assets		$ 1,583,606		2,363,704
CURRENT LIABILITIES
Due to related parties				83,380			72,836
Parent Company [Member]
CURRENT ASSETS
Cash				867			1,221
Acquisition deposit				1,000,000			1,000,000
Prepaid expenses and other current assets				(22,920)			42,749
TOTAL CURRENT ASSETS				11,976,504			10,446,495
NON-CURRENT ASSETS
Investment in subsidiaries				23,507,948			19,115,509
TOTAL ASSETS				35,484,452			29,562,004
LIABILITIES AND EQUITY
LIABILITIES
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares, ($0.001 par value, 270,000,000 shares authorized, 1,413,867 and 1,173,867 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively)	[3]			1,117			840
Additional paid-in capital				18,182,202			15,711,450
Retained earnings				20,980,978			16,480,885
Accumulated other comprehensive income				(3,679,845)			(2,631,171)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY				35,484,452			29,562,004
TOTAL LIABILITIES AND EQUITY				35,484,452			29,562,004
CURRENT LIABILITIES
TOTAL LIABILITIES
Parent Company [Member] | Related Party [Member]
CURRENT ASSETS
Due from subsidiaries				$ 10,998,557			$ 9,402,525

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[2]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[3]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.